Warrants (Details) - Cik 0001821171_qell Acquisition Corp Member	6 Months Ended
	Jun. 30, 2021 item USD ($) $ / shares shares	Dec. 31, 2020 shares
Class of Warrant or Right [Line Items]
Shares issuable per warrant | shares	1
Public Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding | shares	12,650,000	12,650,000
Public Warrants exercisable term after the completion of a business combination	30 days
Public Warrants exercisable term from the closing of the initial public offering	12 months
Threshold period for filling registration statement after business combination	20 days
Threshold period for effective within statement after business combination	60 days
Public Warrants expiration term	5 years
Exercise price of warrant	$ 11.50
Threshold issue price per share	$ 9.20
Percentage of gross proceeds on total equity proceeds	60.00%
Threshold trading days determining volume weighted average price	20 days
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	115.00%
Public Warrants | Redemption of Warrants When the Price per Share of Class A Common Stock Equals or Exceeds $18.00
Class of Warrant or Right [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share)	$ 18.00
Redemption price per public warrant (in dollars per share)	$ 0.01
Minimum threshold written notice period for redemption of public warrants	30 days
Threshold trading days for redemption of public warrants | item	20
Threshold consecutive trading days for redemption of public warrants | item	30
Redemption period	30 days
Adjustment of redemption price of stock based on market value and newly issued price 1 (as a percent)	100
Adjustment of redemption price of stock based on market value and newly issued price 2 (as a percent)	180
Public Warrants | Redemption of Warrants When the Price per Share of Class A Common Stock Equals or Exceeds $10.00
Class of Warrant or Right [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share)	$ 10.00
Redemption price per public warrant (in dollars per share)	$ 0.10
Minimum threshold written notice period for redemption of public warrants	30 days
Private Placement
Class of Warrant or Right [Line Items]
Warrants outstanding | shares	7,060,000	7,060,000
Exercise price of warrant	$ 11.50
Class A ordinary shares
Class of Warrant or Right [Line Items]
Shares issuable per warrant | shares	0.361
Consecutive trading days | $	10